Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill.
Schedule of changes in carrying amount of goodwill

	Beverage
(Thousands)	Solutions	Total
Balance at December 31, 2022
Goodwill	$190,882	$190,882
Accumulated impairment loss	(76,883)	(76,883)
	113,999	113,999
Changes during the period:
Acquisitions	1,948	1,948
Measurement period adjustments	143	143

Balance at March 31, 2023
Goodwill	192,973	192,973
Accumulated impairment loss	(76,883)	(76,883)
	$116,090	$116,090

	Beverage
(Thousands)	Solutions	Total
Balance at December 31, 2019
Goodwill	$14,616	$14,616
Changes during the period:
Acquisitions	159,320	159,320
Impairments	(76,883)	(76,883)
	97,053	97,053
Balance at December 31, 2020
Goodwill	$173,936	$173,936
Accumulated impairment loss	(76,883)	(76,883)
	97,053	97,053
Balance at December 31, 2021
Goodwill	$173,936	$173,936
Accumulated impairment loss	(76,883)	(76,883)
	97,053	97,053
Changes during the period:
Acquisitions	16,946	16,946
	16,946	16,946
Balance at December 31, 2022
Goodwill	$190,882	$190,882
Accumulated impairment loss	(76,883)	(76,883)
	$113,999	$113,999